Parent Company Statements - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Other assets	$ 506,425	$ 487,382
Total assets	7,311,354	7,001,199	$ 6,636,423
Liabilities:
Subordinated notes	45,000	45,000
Other liabilities	73,010	68,076
Total liabilities	6,597,999	6,304,658
Total liabilities and shareholders’ equity	7,311,354	7,001,199
Parent Company
Assets:
Cash	102,416	98,671	$ 106,942	$ 98,726
Investment in subsidiaries	613,383	599,855
Debentures receivable from PNB	25,000	25,000
Other investments	2,341	2,344
Other assets	23,443	23,260
Total assets	766,583	749,130
Liabilities:
Subordinated notes	45,000	45,000
Other liabilities	8,228	7,589
Total liabilities	53,228	52,589
Total shareholders’ equity	713,355	696,541
Total liabilities and shareholders’ equity	$ 766,583	$ 749,130